Share-based Payments - Narrative (Details) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jan. 08, 2019	Mar. 31, 2023 JPY (¥) shares ¥ / shares	Mar. 31, 2022 JPY (¥) shares ¥ / shares	Mar. 31, 2021 JPY (¥) shares ¥ / shares	Mar. 31, 2020 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 61,024	¥ 43,730	¥ 39,428
Stock options granted (in shares) | shares		0	0	0
Weighted-average share price for share options exercised (in JPY per share) | ¥ / shares		¥ 3,852	¥ 3,815	¥ 4,115
Weighted-average exercise price of share options outstanding (in JPY per share) | ¥ / shares		¥ 4,111	¥ 4,094	¥ 4,082	¥ 4,065
Weighted-average remaining contractual life of share options outstanding		9 years	10 years	11 years
American depositary shares | Shire
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of award or share per common stock	0.5
Liability-settled long-term incentive plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of award or share per common stock		1
BIP, ESOP and Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 60,672	¥ 43,374	¥ 37,663
Exercisable shares (in shares) | shares		0	0	0
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance metric period		3 years
Weighted average remaining contractual life		1 year	1 year
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance metric period		3 years
Weighted average remaining contractual life		1 year	0 years
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance metric period		3 years
Weighted average remaining contractual life		1 year	1 year
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Stock options | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		10 years
Stock options | Corporate officers and senior management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		20 years
Expense from share-based payment transactions with employees		¥ 0	¥ 0	¥ 0
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Exercisable shares (in shares) | shares		0	0	0
Restricted stock units (RSUs) | BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted stock units (RSUs) | Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Phantom stock appreciation rights and restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 352	¥ 356	¥ 1,765
Liabilities from share-based payment transactions		¥ 1,026	¥ 1,583	¥ 2,115
Phantom stock appreciation rights (PSARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Expiration term		10 years
Liability-settled long-term incentive plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable shares (in shares) | shares		0	0	0